Share-based Compensation (Tables)	9 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Activity for Stock Options
The following table summarizes activity for stock options during the period ended December 31, 2019:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)	(per share)	(years)	(in thousands)
Balance, March 31, 2019	—	$—
Granted	7,252	16.18
Exercised	—	—
Forfeited	(23)	16.42
Balance, December 31, 2019	7,229	$16.17	9.5	$65,980
Options vested and expected to vest at December 31, 2019	7,229	$16.17	9.5	$65,980
Options vested and exercisable at December 31, 2019	—	$—	0.0	$—

Summary of Restricted Stock Activity
The following table provides a summary of the changes in the number of restricted shares for the period ended December 31, 2019:

	Number of Shares of Restricted Stock Awards	Weighted Average Grant Date Fair Value	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
	(in thousands)	(per share)	(in thousands)	(per share)
Balance, March 31, 2019	—	$—	—	$—
Granted	2,854	16.00	3,636	16.16
Vested	(494)	16.00	(393)	16.00
Forfeited	(45)	16.00	(29)	16.39
Balance, December 31, 2019	2,315	$16.00	3,214	$16.18

Schedule of MIU and AU Activity
The following table shows the MIU activity for the year ended March 31, 2019:

	Number of Units	Weighted Average Participation Threshold	Fair Value
MIUs outstanding as of March 31, 2018	24,106,646	$0.10	$1.64
Units granted during the year	1,780,900	3.62
Units exchanged for AUs during the year	(108,406)	0.20
Units forfeited/repurchased during the year	(1,666,970)	0.12
MIUs outstanding as of March 31, 2019	24,112,170	$0.36	$5.45
MIUs vested as of March 31, 2019	19,956,710
The following table shows the AU activity for the year ended March 31, 2019:

	Number of Units	Weighted Average Participation Threshold	Fair Value
AUs outstanding as of March 31, 2018	381,792	$0.17	$1.64
Units converted from MIUs	108,406	0.20
Units granted during the year	349,000	2.55
Units forfeited/repurchased during the year	(20,000)	0.41
AUs outstanding as of March 31, 2019	819,198	$1.18	$5.45
AUs vested as of March 31, 2019	376,588

Schedule of Fair Value Assumptions
The following key assumptions were used to determine the fair value of the MIUs and AUs for fiscal 2017, 2018, and 2019:

	2017	2018	2019
Expected dividend yield	—	—	—
Expected volatility	110%	50%	50% - 60%
Expected term (years)	3.75	2.5	1.0 - 1.5
Risk-free interest rate	1.67%	2.34%	2.33% - 2.40%

The fair value for the Company’s stock options granted during the period ended December 31, 2019 was estimated at the date of grant using a Black-Scholes option-pricing model using the following weighted average assumptions:

December 31, 2019
Expected dividend yield	—
Expected volatility	37.7%
Expected term (years)	6.1
Risk-free interest rate	1.9%

Schedule of Total Compensation Expense
Total compensation expense related to the MIUs and AUs for the respective periods is presented in the table below (in thousands).

	Fiscal Year Ended March 31,
	2017	2018	2019
Cost of revenues	$28	$1,720	$5,777
Research and development	71	3,858	12,566
Sales and marketing	122	7,536	24,673
General and administrative	128	9,180	28,135
Total compensation expense	$349	$22,294	$71,151

The following table summarizes the components of total share-based compensation expense included the condensed consolidated financial statements for each period presented (in thousands):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2018	2019	2018	2019
Cost of revenues	$476	$1,317	$3,466	$17,346
Research and development	1,009	2,173	7,590	36,679
Sales and marketing	2,179	6,707	14,640	78,592
General and administrative	2,393	3,316	16,589	77,067
Total share-based compensation expense	$6,057	$13,513	$42,285	$209,684